SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Segment Information
	New Israeli Shekels
	Year ended December 31, 2019*
	In millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services	1,783	777		2,560
Inter-segment revenue - Services	15	148	(163)
Segment revenue - Equipment	571	103		674
Total revenues	2,369	1,028	(163)	3,234

Segment cost of revenues - Services	1,367	810		2,177
Inter-segment cost of revenues- Services	147	16	(163)
Segment cost of revenues - Equipment	464	66		530
Cost of revenues	1,978	892	(163)	2,707
Gross profit	391	136		527

Operating expenses (3)	334	134		468
Other income, net	20	8		28
Operating profit	77	10		87
Adjustments to presentation of segment
Adjusted EBITDA
–Depreciation and amortization	542	209
–Other (1)	16	(1)
Segment Adjusted EBITDA (2)	635	218

New Israeli Shekels
Year ended December 31, 2019*
In millions
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Segments subtotal Adjusted EBITDA (2)	853
Depreciation and amortization	(751)
Finance costs, net	(68)
Income tax expenses	**
Other (1)	(15)
Profit for the year	19

*     See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.
**   Representing an amount of less than NIS 1 million.

	New Israeli Shekels
	Year ended December 31, 2018
	In millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services	1,827	697		2,524
Inter-segment revenue - Services	16	155	(171)
Segment revenue - Equipment	643	92		735
Total revenues	2,486	944	(171)	3,259

Segment cost of revenues - Services	1,435	696		2,131
Inter-segment cost of revenues- Services	154	17	(171)
Segment cost of revenues - Equipment	509	60		569
Cost of revenues	2,098	773	(171)	2,700
Gross profit	388	171		559

Operating expenses (3)	343	128		471
Other income, net	23	5		28
Operating profit	68	48		116
Adjustments to presentation of segment
Adjusted EBITDA
–Depreciation and amortization	442	150
–Other (1)	14
Segment Adjusted EBITDA (2)	524	198

New Israeli Shekels
Year ended December 31, 2018
In millions
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Segments subtotal Adjusted EBITDA (2)	722
Depreciation and amortization	(592)
Finance costs, net	(53)
Income tax expenses	(7)
Other (1)	(14)
Profit for the year	56

	New Israeli Shekels
	Year ended December 31, 2017
	In millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services	1,960	622		2,582
Inter-segment revenue - Services	18	155	(173)
Segment revenue - Equipment	610	76		686
Total revenues	2,588	853	(173)	3,268

Segment cost of revenues - Services	1,470	613		2,083
Inter-segment cost of revenues- Services	154	19	(173)
Segment cost of revenues - Equipment	490	54		544
Cost of revenues	2,114	686	(173)	2,627
Gross profit	474	167		641

Operating expenses (3)	367	98		465
Income with respect to settlement
agreement with Orange	108			108
Other income, net	29	2		31
Operating profit	244	71		315
Adjustments to presentation of segment
Adjusted EBITDA
–Depreciation and amortization	445	135
–Other (1)	21	1
Segment Adjusted EBITDA (2)	710	207

New Israeli Shekels
Year ended December 31, 2017
In millions
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Segments subtotal Adjusted EBITDA (2)	917
Depreciation and amortization	(580)
Finance costs, net	(180)
Income tax expenses	(21)
Other (1)	(22)
Profit for the year	114

(1)	Mainly amortization of employee share based compensation.
(2)
Adjusted EBITDA as reviewed by the CODM represents Earnings before Interest (finance costs, net), Taxes, Depreciation and Amortization (including amortization of intangible assets, deferred expenses-right of use and impairment charges) and Other expenses (mainly amortization of share based compensation). Adjusted EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies. Adjusted EBITDA may not be indicative of the Group's historic operating results nor is it meant to be predictive of potential future results. The usage of the term "Adjusted EBITDA" is to highlight the fact that the Amortization includes amortization of deferred expenses – right of use and amortization of employee share based compensation and impairment charges.

(3)	Operating expenses include selling and marketing expenses, general and administrative expenses and credit losses.